Commitments	12 Months Ended
Dec. 31, 2022
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Commitments
NOTE 34: COMMITMENTS
Celdara
Background
In January 2015, the Group entered into an agreement with Celdara Medical, LLC, or Celdara in which the Group purchased all outstanding membership interests of OnCyte, LLC, or OnCyte. In connection with this transaction, the Group entered into an asset purchase agreement to which Celdara sold to OnCyte certain data, protocols, regulatory documents and intellectual property, including the rights and obligations under two license agreements between OnCyte and The Trustees of Dartmouth College, or Dartmouth, related to the Group’s CAR T development programs.
In March 2018, the Group dissolved the affairs of its wholly owned subsidiary OnCyte. As a result of the dissolution of OnCyte, all the assets and liabilities of OnCyte were fully distributed to the Group including its license agreement with Dartmouth.
Amended Asset Purchase Agreement
In August 2017, the Group entered into an amendment to the asset purchase agreement described above. In connection with the amendment, the following payments were made to Celdara: (i) an amount in cash equal to $10.5 million, (ii) newly issued shares of Celyad valued at $12.5 million, (iii) an amount in cash equal to $6.0 million in full satisfaction of any payments owed to Celdara in connection with a clinical milestone related to the Group’s
CAR-T
NKR-2
product candidate, (iv) an amount in cash equal to $0.6 million in full satisfaction of any payments owed to Celdara in connection with the Group’s license agreement with Novartis International Pharmaceutical Ltd., and (v) an amount in cash equal to $0.9 million in full satisfaction of any payments owed to Celdara in connection with the Group’s former license agreement with Ono Pharmaceutical Co., Ltd.

Under the amended asset purchase agreement, the Group is obligated to make certain development-based milestone payments to Celdara up to $40.0 million, certain development-based milestone payments up to $36.5 million and certain sales-based milestone payments up to $156.0 million. The Group is required to make tiered single-digit royalty payments to Celdara in connection with the sales of
CAR-T
products, subject to reduction in countries in which there is no patent coverage for the applicable product or in the event Celyad is required to secure licenses from third parties to commercialize the applicable product. The Group is also required to pay Celdara a percentage of sublicense income, including royalty payments, for each sublicense ranging from the mid-single
digits to the
mid-twenties,
depending on which of a specified list of clinical and regulatory milestones the applicable product has achieved at the time the sublicense is executed. The Group is required to pay Celdara a single-digit percentage of any research and development funding received by us, not to exceed $7.5 million for each product group. The Group can opt out of the development of any product if the data does not meet the scientific criteria of success. The Group may also opt out of development of any product for any other reason upon payment of a termination fee of $2.0 million to Celdara.
The Trustees of Dartmouth College (“Dartmouth”)
As described above, as a result of the Group’s acquisition of all of the outstanding membership interests of OnCyte and the asset purchase agreement among the Group, Celdara and OnCyte, OnCyte became the Group’s wholly-owned subsidiary and acquired certain data, protocols, regulatory documents and intellectual property, including the rights and obligations under two license agreements between OnCyte and Dartmouth. The first of these two license agreements concerned patent rights related, in part, to methods for treating cancer involving chimeric NK and NKP30 receptor targeted therapeutics and T cell receptor-deficient T cell compositions in treating tumor, infection, GVHD, transplant and radiation sickness, or the
CAR-T
License, and the second of these two license agreements concerned patent rights related, in part, to anti-B7-H6
antibody, fusion proteins and methods of using the same, or the B7H6 License.
In August 2017, the Group and Dartmouth entered into an amendment agreement in order to combine its rights under B7H6 Agreement with its rights under the
CAR-T
License, resulting in the termination of the B7H6 License, and in order to make certain other changes to the agreement. In connection with the amendment, the Group paid Dartmouth a non-refundable,
non-creditable
amendment fee in the amount of $2.0 million in 2017. Under the amended license agreement, Dartmouth granted the Group an exclusive, worldwide, royalty-bearing license to certain know-how
and patent rights to make, have made, use, offer for sale, sell, import and commercialize any product or process for human therapeutics, the manufacture, use or sale of which, is covered by such patent rights or any platform product. Dartmouth reserves the right to use the licensed patent rights and licensed know-how,
in the same field, for education and research purposes only. The patent rights included in the amended license agreement also include the patents previously covered by the B7H6 License. In consideration for the rights granted to the Group under the amended license agreement, the Group is required to pay to Dartmouth an annual license fee as well as a low single-digit royalty based on annual net sales of the licensed products by the Group, with certain minimum net sales obligations beginning April 30, 2024 and continuing for each year of sales thereafter. Under the amended license agreement, in lieu of royalties previously payable on sales by sublicensees, the Group is required to pay Dartmouth a percentage of sublicense income, including royalty payments, (i) for each product sublicense ranging from the mid-single
digits to
low-single
digits, depending on which of a specified list of clinical and regulatory milestones the applicable product has achieved at the time the sublicense is executed and (ii) for each platform sublicense in the mid-single
digits. Additionally, the agreement requires that the Group exploits the licensed products, and the Group has agreed to meet certain developmental and regulatory milestones. Upon successful completion of such milestones, the Group is obligated to pay to Dartmouth certain clinical and regulatory milestone payments up to an aggregate amount of $1.5 million and a commercial milestone payment in the amount of $4.0 million. The Group is responsible for all expenses in connection with the preparation, filing, prosecution and maintenance of the patents covered under the agreement.
As further amended in December 2021, this agreement allows Dartmouth to terminate the amended license after April 30, 2026, extended from the prior date of April 30, 2024, in the event that Celyad fails to meet the specified minimum net sales obligations for any year ($10 million during first year of sales, $40 million during the second year of sales and $100 million during the third year of sales and every year of sales thereafter), unless Celyad pays to Dartmouth the royalty Celyad would otherwise be obligated to pay had Celyad met such minimum net sales obligation. Dartmouth may also terminate the license if Celyad fails to meet a milestone within the specified time period, unless Celyad pays the corresponding milestone payment. In connection with the December 2021 amendment, the Group agreed to certain protective provisions of any sublicenses and paid Dartmouth a non-refundable,
non-creditable
amendment fee and an additional
non-refundable,
non-creditable
sublicense fee to be
paid
on an annual basis.

In accordance with IFRS 3, these contingencies are recognized on the statement of financial position at year-end,
on a risk-adjusted basis.
Horizon Discovery / PerkinElmer
In April and June 2018, the Group signed two research and development collaboration and license agreements with Horizon Discovery Group plc, or Horizon, to evaluate the utility of Horizon’s SMART vector shRNA reagents to reduce expression of one or more defined targets in connection with the development of the Group’s product candidates. The first agreement was focused on targets related to its autologous
CAR-T
candidate,
CYAD-02.
The second agreement was focused on targets related to its allogenic
CAR-T
product candidate
CYAD-211
and one
pre-clinical
allogenic product candidate not yet publicly announced, called
CYAD-203.
In December 2018, the Group exercised its option to convert the second agreement into an exclusive license agreement, in connection with which the Group paid Horizon an up-front
payment of $1 million. In September 2019, the Group exercised its option to convert the first agreement into an exclusive license agreement, in connection with which the Group has paid Horizon an up-front
payment of $0.1 million and an additional milestone of $0.1 million for the first IND filed by us for
CYAD-02.
In September 2020, the Group paid an additional milestone of $0.2 million for the first IND filed by the Group for
CYAD-211.
Under these exclusive license agreements combined, Horizon is eligible to receive additional milestone payments in development, regulatory and commercial milestone payments, in addition to low single digit royalties on net sales, subject to customary reductions.
In December 2020, Horizon Discovery was acquired by PerkinElmer, Inc. (Horizon/PKI).
In 2021, Horizon/PKI informed the Group they believe the Group is in material breach of these agreements as a result of certain disclosures the Group has made in connection with its obligations as a publicly traded company in the United States and Belgium, although they have not formally delivered to the Group a notice of material breach or termination. The Group believes any such assertion of material breach would be without merit and the Group would expect to vigorously defend any such notice of material breach. Any dispute under these agreements would be subject to arbitration in The Hague under the International Chamber of Commerce Rules. The Group is currently in discussions with Horizon about possible amendments to these agreements in connection with which the Group would retain freedom to operate under the in-licensed
patents.
Of note, the Group has filed patent applications which, if issued, would cover other aspects of the product candidates described above as well as products developed by third parties that deploy similar technology and targets. These patent applications encompass the downregulation of one or more of the targets covered under the Horizon/PKI agreements, the use of shRNA to downregulate such targets in immune cells and the combination of shRNAs with a chimeric antigen receptor in immune cells. The Group is also developing a second generation shRNA platform that does not incorporate any of the Horizon Discovery/Perkin Elmer, Inc. technology described above.
The Group’s discontinued allogeneic CAR T product candidate,
CYAD-101,
does not incorporate any of the Horizon Discovery/Perkin Elmer, Inc. technology described above.
Other commitments
In 2021, the Group signed two license agreements. Under these license agreements, the licensors are eligible to receive additional milestone payments in development, regulatory and commercial milestone payments, in addition to low single digit royalties on net sales, subject to customary reductions, if the Group decided to continue the exploitation of these licenses. In 2022, the Group decides to stop the exploitation of these two licenses (see note 7).
The Group has entered into a lease agreement for its new head quarter (Dumont 9 building in Mont-Saint-Guibert, Belgium) for total undiscounted lease payment of €0.5 million. This lease will commence from April 1, 2023. During the time needed for the set-up of its new offices of Dumont 9 building, we execute short term lease (less than 12 months) of a part of Belin 2 building from Cellistic for €0.3 million.